SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 9,736,901	$ 10,147,362	$ 14,213,841
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning		26,107,401	28,431,196
Exercised		(1,727,500)	(2,323,795)
Outstanding at the end		24,379,901	26,107,401	28,431,196
Outstanding at the beginning		$ 0.03001	$ 0.03046
Exercised		0.03112	0.03554
Outstanding at the end		$ 0.02993	$ 0.03001	$ 0.03046
Weighted average remaining contractual life		3 years 10 months 6 days	4 years 9 months 29 days	5 years 9 months 25 days
Aggregate intrinsic value		$ 10,450,903	$ 7,243,680	$ 7,335,391
Share-based compensation	$ 800,000	111,536	$ 612,686	$ 1,238,963
Total unrecognized share based compensation expense		$ 5,852,711
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 9 months 18 days